Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Current	$ 153,611	$ 102,197	$ 176,537
Deferred	(60,212)	(3,292)	(50,605)
Income taxes	$ 93,399	$ 98,905	$ 125,932